Segment Information - Schedule of Sales by Therapeutic Category (Detail) - Sales Revenue, Net [Member] - Product Concentration Risk [Member]	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	100.00%	100.00%	100.00%
Dermatological and Topical [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	68.00%	60.00%	58.00%
Neuropsychiatric [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	9.00%	13.00%	16.00%
Allergy [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	2.00%
Cardiovascular [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	6.00%	6.00%	7.00%
Anti-Inflammatory [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	3.00%	3.00%	3.00%
Other [Member]
Schedule Of Sales Revenue By Business Segment [Line Items]
Net sales	12.00%	18.00%	16.00%